UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report

February 28, 2018

MFS® Charter Income Trust

PORTFOLIO OF INVESTMENTS

2/28/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 120.1%
Aerospace - 1.3%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,535,000	$1,500,463
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		140,000	135,598
KLX, Inc., 5.875%, 12/01/2022 (n)		1,530,000	1,575,900
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	263,003
TransDigm, Inc., 6%, 7/15/2022		820,000	839,471
TransDigm, Inc., 6.5%, 7/15/2024		925,000	953,906
TransDigm, Inc., 6.375%, 6/15/2026		465,000	475,463

			$5,743,804
Airlines - 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	775,000	$963,313

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$385,000	$376,483

Asset-Backed & Securitized - 2.3%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.166% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)		$441,196	$395,777
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.737% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		930,586	934,055
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	494,134
Crest Ltd., CDO, 7% (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,424,498	383,544
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.821% (LIBOR-3mo. + 1.1%), 7/15/2025 (n)		592,059	592,200
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.871% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)		255,098	256,704
First Union-Lehman Brothers Bank of America, 1.131%, 11/18/2035 (i)		1,004,482	17,707
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.381% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		929,626	932,476
HarbourView CLO VII Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)		940,012	939,965
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.04%, 6/15/2049		673,956	683,299
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.251% (LIBOR-3mo. + 1.53%), 10/15/2027 (n)		2,526,150	2,546,616
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.07% (LIBOR-3mo. + 1.4%), 1/25/2031 (z)		1,050,000	1,050,000
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	755,020

			$9,981,497
Automotive - 1.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,006,000	$2,033,583
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	435,600
General Motors Financial Co., Inc., 3.45%, 4/10/2022		$256,000	254,310
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	128,641
IHO Verwaltungs GmbH, 4.75% (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,230,000	1,186,950
Lear Corp., 3.8%, 9/15/2027		127,000	122,820
RCI Banque S.A., 1%, 5/17/2023	EUR	600,000	740,664
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	140,000	169,921
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2099	EUR	100,000	125,320
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	240,000	295,535

			$5,493,344
Banks & Diversified Financials (Covered Bonds) - 0.1%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	200,000	$244,200

Broadcasting - 2.3%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$720,000	$786,600
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		395,000	426,600
Match Group, Inc., 6.375%, 6/01/2024		1,195,000	1,292,094
Meredith Corp., 6.875%, 2/01/2026 (n)		825,000	850,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcastings - continued
Netflix, Inc., 5.875%, 2/15/2025		$1,385,000	$1,463,405
Netflix, Inc., 4.375%, 11/15/2026		400,000	384,000
Netflix, Inc., 3.625%, 5/15/2027	EUR	775,000	949,906
Netflix, Inc., 4.875%, 4/15/2028 (n)		$325,000	319,313
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	308,595
RELX Finance B.V., 1%, 3/22/2024	EUR	150,000	184,678
Sinclair Television Group Co., 5.125%, 2/15/2027 (n)		$1,385,000	1,331,331
WMG Acquisition Corp., 5%, 8/01/2023 (n)		210,000	212,888
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,435,000	1,447,556
WMG Acquisition Corp., 5.5%, 4/15/2026 (z)		225,000	225,000

			$10,182,747
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$199,000	$193,880
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		178,000	177,361
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	295,470
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		282,000	275,099

			$941,810
Building - 3.4%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,680,000	$1,751,400
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		840,000	819,252
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,435,000	1,530,069
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	214,200
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,059,369
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,125,000	1,179,844
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	245,068
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	202,950
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		930,000	920,700
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	127,501
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	171,941
Mohawk Industries, Inc., 3.85%, 2/01/2023		134,000	136,535
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		1,115,000	1,208,381
Owens Corning, 4.4%, 1/30/2048		175,000	163,632
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		740,000	780,700
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,760,000	1,799,600
Standard Industries, Inc., 6%, 10/15/2025 (n)		835,000	881,969
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,045,450
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		492,000	506,760

			$14,745,321
Business Services - 2.9%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,500,000	$1,533,750
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		685,000	687,569
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	690,100
CDK Global, Inc., 4.875%, 6/01/2027 (n)		1,725,000	1,711,545
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	343,710
Equinix, Inc., 5.375%, 1/01/2022		305,000	316,056
Equinix, Inc., 5.375%, 4/01/2023		1,425,000	1,462,406
Equinix, Inc., 5.75%, 1/01/2025		202,000	211,090
Equinix, Inc., 5.875%, 1/15/2026		490,000	513,275
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	148,439
Fidelity National Information Services, Inc., 5%, 10/15/2025		39,000	41,805
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	249,925
First Data Corp., 5%, 1/15/2024 (n)		2,055,000	2,067,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
MSCI, Inc., 4.75%, 8/01/2026 (n)		$1,045,000	$1,037,163
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		449,000	449,034
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)		400,000	388,446
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		900,000	871,875

			$12,724,032
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,290,000	$1,288,388
Altice Financing S.A., 7.5%, 5/15/2026 (n)		340,000	342,550
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		705,000	697,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,800,000	1,833,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,745,000	1,775,538
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		470,000	471,763
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,475,000	1,493,438
Charter Communications Operating LLC, 6.384%, 10/23/2035		217,000	245,016
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		322,000	311,858
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,395,000	1,374,075
DISH DBS Corp., 5%, 3/15/2023		905,000	831,469
DISH DBS Corp., 5.875%, 11/15/2024		845,000	792,188
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		485,000	400,731
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	257,250
Lynx II Corp., 6.375%, 4/15/2023 (n)		555,000	568,875
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	213,080
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$740,000	738,150
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,567,500
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	716,456
Sky PLC, 2.5%, 9/15/2026	EUR	250,000	330,238
Telenet Finance Lux S.A., 5.5%, 3/01/2028 (n)		$1,200,000	1,158,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	107,497
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,770,000	1,847,438
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	362,250
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,915,000	1,932,005
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	196,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,100,000	1,078,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	500,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,111,688

			$24,544,041
Chemicals - 1.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$247,471
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,420,000	1,427,100
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	640,500
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,621,000	1,777,021
LYB International Finance Co., 1.875%, 3/02/2022	EUR	250,000	320,282
SPCM S.A., 4.875%, 9/15/2025 (n)		$1,250,000	1,234,375

			$5,646,749
Computer Software - 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$670,000	$715,330
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		1,100,000	1,124,750
Nuance Communications Co., 5.625%, 12/15/2026		675,000	683,438
Oracle Corp., 3.4%, 7/08/2024		251,000	251,554
VeriSign, Inc., 4.625%, 5/01/2023		1,465,000	1,475,988
VeriSign, Inc., 5.25%, 4/01/2025		250,000	256,875
VeriSign, Inc., 4.75%, 7/15/2027		345,000	336,375

			$4,844,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - 1.3%
Apple, Inc., 4.5%, 2/23/2036		$417,000	$454,552
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	210,587
Apple, Inc., 4.25%, 2/09/2047		$84,000	86,569
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	412,775
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		695,000	700,213
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,105,000	1,151,963
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,765,000	1,778,238
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		945,000	989,888

			$5,784,785
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,381,700
Apex Tool Group LLC, 9%, 2/15/2023 (z)		820,000	817,950
EnerSys, 5%, 4/30/2023 (n)		1,965,000	2,009,213
Enpro Industries, Inc., 5.875%, 9/15/2022		1,340,000	1,388,977
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,440,000	1,414,800
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	443,630
Parker-Hannifin Corp., 4.1%, 3/01/2047		176,000	178,320
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	251,500
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$1,315,000	1,338,013
TriMas Corp., 4.875%, 10/15/2025 (n)		1,195,000	1,177,439

			$11,401,542
Construction - 0.5%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$81,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	127,938
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,135,000	1,186,075
Toll Bros. Finance Corp., 4.35%, 2/15/2028		940,000	888,300

			$2,283,313
Consumer Products - 1.0%
Essity AB, 1.625%, 3/30/2027	EUR	300,000	$372,239
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		$1,180,000	1,181,475
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		695,000	712,375
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	250,282
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	252,181
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	178,075
Spectrum Brands, Inc., 5.75%, 7/15/2025		1,335,000	1,375,050

			$4,321,677
Consumer Services - 1.9%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	$250,033
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	200,000	245,615
Interval Acquisition Corp., 5.625%, 4/15/2023		$2,175,000	2,240,250
Matthews International Corp., 5.25%, 12/01/2025 (n)		1,050,000	1,052,625
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	143,316
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,361,420
Priceline Group, Inc., 3.55%, 3/15/2028		$141,000	135,017
Rentokil Initial PLC, 0.95%, 11/22/2024	EUR	180,000	215,515
Service Corp. International, 4.625%, 12/15/2027		$850,000	830,875
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		685,000	674,725
Visa, Inc., 4.15%, 12/14/2035		234,000	246,641
Visa, Inc., 4.3%, 12/14/2045		300,000	318,455
West Corp., 8.5%, 10/15/2025 (n)		805,000	780,850

			$8,495,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 3.0%
Berry Global Group, Inc., 5.5%, 5/15/2022		$1,025,000	$1,053,188
Berry Global Group, Inc., 6%, 10/15/2022		975,000	1,015,219
Berry Global Group, Inc., 5.125%, 7/15/2023		420,000	428,925
Crown American LLC, 4.5%, 1/15/2023		875,000	883,750
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		445,000	438,325
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		520,000	492,700
DS Smith PLC, 1.375%, 7/26/2024	EUR	300,000	366,447
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,321,000	1,360,630
Reynolds Group, 5.75%, 10/15/2020		494,245	501,659
Reynolds Group, 5.125%, 7/15/2023 (n)		1,200,000	1,222,500
Reynolds Group, 7%, 7/15/2024 (n)		535,000	563,422
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	340,370
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,539,850
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	401,700
Sealed Air Corp., 5.5%, 9/15/2025 (n)		220,000	230,175
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,200,000	1,242,000
Silgan Holdings, Inc., 5.5%, 2/01/2022		75,000	76,406
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	848,588

			$13,005,854
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$171,685
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)		390,000	397,313
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,795,000	1,751,247

			$2,320,245
Electronics - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$240,000	$230,117
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	555,906
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,555,000	1,566,663
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	293,698
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	436,509

			$3,082,893
Emerging Market Quasi-Sovereign - 1.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$390,272
Bank of China (Luxembourg), FLR, 2.709% (U.S. LIBOR-3mo. + 1.00%), 7/12/2019		450,000	451,706
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		567,000	563,431
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	200,094
Gaz Capital S.A., 7.288%, 8/16/2037		507,000	621,075
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		451,000	450,727
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		351,000	392,312
Pertamina, 6%, 5/03/2042 (n)		318,000	342,671
Pertamina PT, 6%, 5/03/2042		654,000	704,738
Petrobras Global Finance B.V., 6.125%, 1/17/2022		44,000	46,303
Petrobras Global Finance B.V., 7.375%, 1/17/2027		37,000	40,108
Petrobras Global Finance B.V., 5.75%, 2/01/2029		400,000	385,000
Petrobras International Finance Co., 6.75%, 1/27/2041		1,116,000	1,078,056
Petroleos del Peru S.A., 4.75%, 6/19/2032		200,000	195,500
Petroleos Mexicanos, 5.35%, 2/12/2028 (z)		33,000	32,439
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,457,570
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		402,000	391,901

			$7,743,903

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 5.2%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$590,744
Dominican Republic, 8.625%, 4/20/2027		758,000	911,495
Dominican Republic, 6.5%, 2/15/2048 (z)		150,000	155,625
Federative Republic of Brazil, 4.625%, 1/13/2028		257,000	252,888
Government of Malaysia, 3.58%, 9/28/2018	MYR	8,500,000	2,175,768
Government of Ukraine, 7.75%, 9/01/2026		$200,000	205,468
Government of Ukraine, 7.375%, 9/25/2032 (n)		231,000	224,121
Republic of Argentina, 5.625%, 1/26/2022		564,000	574,434
Republic of Argentina, 6.875%, 1/26/2027		115,000	116,841
Republic of Argentina, 5.875%, 1/11/2028		386,000	360,717
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		353,000	234,745
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,223,974
Republic of Hungary, 5.375%, 2/21/2023		446,000	482,349
Republic of Hungary, 7.625%, 3/29/2041		470,000	680,325
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	621,592
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	228,432
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	296,705
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	161,000	203,295
Republic of Indonesia, 4.125%, 1/15/2025 (n)		$342,000	343,522
Republic of Indonesia, 4.125%, 1/15/2025		1,368,000	1,374,086
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,328,248
Republic of Panama, 9.375%, 4/01/2029		719,000	1,060,166
Republic of Paraguay, 6.1%, 8/11/2044 (n)		350,000	385,000
Republic of South Africa, 10.5%, 12/21/2026	ZAR	10,492,000	1,019,865
Republic of South Africa, 7%, 2/28/2031	ZAR	33,453,000	2,470,662
Republic of Sri Lanka, 6.125%, 6/03/2025		$1,286,000	1,298,225
Republic of Sri Lanka, 6.85%, 11/03/2025		408,000	427,165
Republic of Turkey, 3.25%, 3/23/2023		633,000	590,273
Republic of Turkey, 4.875%, 10/09/2026		1,523,000	1,454,395
Republic of Turkey, 5.125%, 2/17/2028		200,000	190,988
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	425,020
Russian Federation, 4.75%, 5/27/2026		800,000	838,976

			$22,746,109
Energy - Independent - 5.2%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$1,694
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,315,000	1,400,475
Continental Resources, Inc., 4.5%, 4/15/2023		1,415,000	1,429,150
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,365,000	1,337,700
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,780,000	1,780,000
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		490,000	490,000
Gulfport Energy Corp., 6%, 10/15/2024		1,140,000	1,120,050
Gulfport Energy Corp., 6.375%, 5/15/2025		685,000	675,581
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		1,060,000	1,036,383
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,785,000	1,770,497
PDC Energy, Inc., 6.125%, 9/15/2024		1,755,000	1,794,488
QEP Resources, Inc., 5.25%, 5/01/2023		1,490,000	1,478,825
QEP Resources, Inc., 5.625%, 3/01/2026		600,000	590,250
Seven Generations Energy, 6.75%, 5/01/2023 (n)		1,230,000	1,279,200
Seven Generations Energy, 5.375%, 9/30/2025 (n)		795,000	777,113
SM Energy Co., 6.75%, 9/15/2026		1,965,000	1,974,825
SRC Energy, Inc., 6.25%, 12/01/2025 (n)		850,000	858,500
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	956,442
Whiting Petroleum Corp., 6.25%, 4/01/2023		570,000	577,125
WPX Energy, Inc., 6%, 1/15/2022		1,215,000	1,260,563

			$22,588,861

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Integrated - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		$544,000	$556,516

Entertainment - 1.4%
Cedar Fair LP, 5.375%, 6/01/2024		$405,000	$415,631
Cedar Fair LP, 5.375%, 4/15/2027 (n)		735,000	744,188
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,451,450
Cinemark USA, Inc., 4.875%, 6/01/2023		1,150,000	1,142,813
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		2,315,000	2,309,421

			$6,063,503
Financial Institutions - 2.0%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$356,599
Aircastle Ltd., 5.125%, 3/15/2021		460,000	472,650
Aircastle Ltd., 5.5%, 2/15/2022		800,000	832,000
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	618,844
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,780,000	1,826,725
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		405,000	413,861
Navient Corp., 7.25%, 1/25/2022		1,355,000	1,451,435
Navient Corp., 7.25%, 9/25/2023		545,000	579,063
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		2,330,000	2,341,650

			$8,892,827
Food & Beverages - 3.3%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$296,892
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	320,268
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		483,000	507,564
Aramark Services, Inc., 4.75%, 6/01/2026		1,290,000	1,273,875
Aramark Services, Inc., 5%, 2/01/2028 (n)		760,000	757,150
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	150,000	181,646
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	250,058
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,510,000	1,504,111
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	227,678
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	527,340
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	211,595
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		215,000	212,893
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,500,000	1,462,800
Kraft Heinz Foods Co., 5.2%, 7/15/2045		31,000	31,578
Kraft Heinz Foods Co., 4.375%, 6/01/2046		130,000	119,015
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		965,000	969,825
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		520,000	520,000
MARB BondCo PLC, 6.875%, 1/19/2025 (n)		400,000	382,000
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)		1,095,000	1,064,669
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,430,000	1,492,563
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,590,000	1,649,625
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	107,408
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	303,665

			$14,374,218
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (d)(n)		$281,000	$5,620

Gaming & Lodging - 1.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$815,000	$823,623
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,045,000	1,089,413
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		145,000	149,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		$1,260,000	$1,264,725
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	146,683
MGM Resorts International, 6.625%, 12/15/2021		$825,000	891,454
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,380,156
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		725,000	728,625
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		540,000	529,200
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		615,000	605,591

			$7,609,183
Industrial - 0.5%
Cleaver-Brooks, Inc., 7.875%, 3/01/2023 (n)		$855,000	$902,025
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		1,480,000	1,491,100

			$2,393,125
Insurance - 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$135,037
AssuredPartners, Inc., 7%, 8/15/2025 (n)		$810,000	828,225

			$963,262
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$303,931
Centene Corp., 5.625%, 2/15/2021		410,000	419,738
Centene Corp., 6.125%, 2/15/2024		1,180,000	1,239,000
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	527,496

			$2,490,165
Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$229,651
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		95,000	93,919
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	219,140
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	375,526
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	132,934
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	100,000	132,934
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$159,000	159,482
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	135,080
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	200,000	307,975
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	230,000	286,914

			$2,073,555
International Market Quasi-Sovereign - 0.1%
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	$379,615

International Market Sovereign - 13.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	2,319,000	$2,001,303
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	2,640,000	2,354,135
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	1,031,000	797,865
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	197,000	164,574
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	195,000	307,269
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	151,801
Government of Canada, 0.5%, 3/01/2022	CAD	200,000	147,081
Government of Canada, 2.5%, 6/01/2024	CAD	2,000,000	1,592,675
Government of Canada, 1.5%, 6/01/2026	CAD	1,148,000	846,489
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,059,792
Government of Canada, 4%, 6/01/2041	CAD	925,000	924,373
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	4,909,696

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.2%, 9/20/2027	JPY	787,000,000	$8,899,123
Government of Japan, 2.4%, 3/20/2037	JPY	493,400,000	6,196,599
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	955,025
Government of New Zealand, 4.5%, 4/15/2027	NZD	1,791,000	1,449,067
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,474,716
Kingdom of Spain, 5.4%, 1/31/2023	EUR	746,000	1,128,822
Kingdom of Spain, 5.15%, 10/31/2028	EUR	1,210,000	1,994,432
Kingdom of Spain, 4.7%, 7/30/2041	EUR	421,000	729,658
Republic of France, 2.5%, 10/25/2020	EUR	1,237,000	1,624,227
Republic of France, 4.75%, 4/25/2035	EUR	484,000	906,313
Republic of France, 4.5%, 4/25/2041	EUR	580,000	1,122,077
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	299,415
Republic of Italy, 3.75%, 3/01/2021	EUR	1,581,000	2,133,592
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,366,817
Republic of Italy, 2.5%, 12/01/2024	EUR	3,248,000	4,234,789
Republic of Italy, 2.05%, 8/01/2027	EUR	3,248,000	3,990,061
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,894,000	2,821,077
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	111,000	208,824
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,530,000	2,670,525

			$59,462,212
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$240,350
Province of British Columbia, 2.3%, 6/18/2026	CAD	370,000	279,348

			$519,698
Machinery & Tools - 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,238,325

Major Banks - 2.1%
Bank of America Corp., 3.004% to 12/20/2022, FLR to 12/20/2023 (n)		$399,000	$390,577
Bank of America Corp., 2.625%, 4/19/2021		370,000	364,594
Bank of America Corp., 3.248%, 10/21/2027		462,000	439,115
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	349,785
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	173,234
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	220,500
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		360,000	353,976
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	542,277
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		454,000	457,484
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		314,000	309,654
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	270,083
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	564,794
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		291,000	283,835
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		303,000	302,007
Morgan Stanley, 2.625%, 3/09/2027	GBP	200,000	273,739
Morgan Stanley, 3.95%, 4/23/2027		$514,000	505,431
PNC Bank N.A., 2.6%, 7/21/2020		295,000	293,051
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		439,000	428,466
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049		1,420,000	1,537,150
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	376,208
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$750,000	728,891
Wells Fargo & Co., 4.1%, 6/03/2026		48,000	48,073

			$9,212,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 4.4%
AmSurg Corp., 5.625%, 7/15/2022		$865,000	$879,056
Becton, Dickinson and Co., 2.675%, 12/15/2019		379,000	377,603
Becton, Dickinson and Co., 3.734%, 12/15/2024		239,000	235,367
Community Health Systems, Inc., 6.875%, 2/01/2022		245,000	159,863
DaVita, Inc., 5.125%, 7/15/2024		560,000	556,150
DaVita, Inc., 5%, 5/01/2025		1,075,000	1,054,844
HCA, Inc., 7.5%, 2/15/2022		2,085,000	2,306,531
HCA, Inc., 5.875%, 3/15/2022		1,295,000	1,372,700
HCA, Inc., 5%, 3/15/2024		1,040,000	1,059,500
HCA, Inc., 5.375%, 2/01/2025		695,000	706,516
HCA, Inc., 5.25%, 6/15/2026		215,000	220,375
HealthSouth Corp., 5.125%, 3/15/2023		1,425,000	1,449,938
HealthSouth Corp., 5.75%, 11/01/2024		30,000	30,300
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		1,225,000	1,228,675
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	199,521
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	310,430
Life Technologies Corp., 6%, 3/01/2020		200,000	211,665
Northwell Healthcare, Inc., 3.979%, 11/01/2046		40,000	37,238
Northwell Healthcare, Inc., 4.26%, 11/01/2047		307,000	299,354
Polaris, 8.5%, 12/01/2022 (n)		720,000	734,400
Quorum Health Corp., 11.625%, 4/15/2023		550,000	570,625
Tenet Healthcare Corp., 8.125%, 4/01/2022		765,000	807,075
Tenet Healthcare Corp., 6.75%, 6/15/2023		525,000	525,000
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)		1,065,000	1,033,050
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	353,134
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	452,477
Universal Health Services, Inc., 7.625%, 8/15/2020		1,410,000	1,424,100
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		725,000	721,375

			$19,316,862
Medical Equipment - 0.7%
Teleflex, Inc., 5.25%, 6/15/2024		$1,095,000	$1,122,375
Teleflex, Inc., 4.875%, 6/01/2026		610,000	603,900
Teleflex, Inc., 4.625%, 11/15/2027		790,000	770,250
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	300,000	376,391

			$2,872,916
Metals & Mining - 4.1%
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	$211,973
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$495,000	510,469
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		1,070,000	1,110,125
First Quantum Minerals Ltd., 6.5%, 3/01/2024 (z)		350,000	347,813
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		2,525,000	2,720,688
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		445,000	431,650
Freeport-McMoRan, Inc., 5.4%, 11/14/2034		410,000	399,750
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	411,691
Kaiser Aluminum Corp., 5.875%, 5/15/2024		$1,835,000	1,922,713
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		920,000	892,400
Kinross Gold Corp., 5.125%, 9/01/2021		300,000	309,750
Kinross Gold Corp., 5.95%, 3/15/2024		1,440,000	1,541,088
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		630,000	666,225
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,135,000	1,171,774
Novelis Corp., 5.875%, 9/30/2026 (n)		1,595,000	1,606,963
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		505,000	511,944
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	435,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Steel Dynamics, Inc., 5.25%, 4/15/2023		$775,000	$791,469
Steel Dynamics, Inc., 5.5%, 10/01/2024		835,000	864,225
TMS International Corp., 7.25%, 8/15/2025 (n)		860,000	896,550

			$17,754,635
Midstream - 2.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$291,282
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,880,000	1,927,000
DCP Midstream LP, 4.95%, 4/01/2022		651,000	665,648
DCP Midstream LP, 5.6%, 4/01/2044		530,000	547,225
DCP Midstream LP, 3.875%, 3/15/2023		665,000	648,375
Energy Transfer Equity LP, 5.875%, 1/15/2024		165,000	174,900
MPLX LP, 4.5%, 4/15/2038		170,000	164,941
ONEOK, Inc., 4.95%, 7/13/2047		474,000	477,525
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		333,000	327,711
Tallgrass Energy GP, LP, 5.5%, 1/15/2028 (n)		2,250,000	2,255,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		860,000	872,367
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		925,000	922,678
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		2,410,000	2,410,000

			$11,685,277
Mortgage-Backed - 4.8%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		$238,621	$255,974
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		44,319	49,466
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		82,528	92,383
Fannie Mae, FLR, 1.897%, 4/25/2020		2,094,502	2,095,528
Fannie Mae, FLR, 1.807%, 5/25/2018		264,229	263,952
Freddie Mac, 3.35%, 1/25/2028		830,000	831,694
Freddie Mac, 3.064%, 8/25/2024		1,141,916	1,140,910
Freddie Mac, 2.811%, 1/25/2025		11,000,000	10,806,304
Freddie Mac, 2.673%, 3/25/2026		701,000	675,074
Freddie Mac, 3.243%, 4/25/2027		991,000	988,421
Freddie Mac, 3.117%, 6/25/2027		298,465	294,437
Freddie Mac, 3.194%, 7/25/2027		1,073,000	1,064,617
Freddie Mac, 3.244%, 8/25/2027		1,160,000	1,155,416
Freddie Mac, 3.187%, 9/25/2027		492,000	487,254
Freddie Mac, 3.286%, 11/25/2027		591,000	589,909
Freddie Mac, 6%, 8/01/2034		66,288	74,831

			$20,866,170
Municipals - 0.0%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$20,000	$20,043
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022		95,000	94,398

			$114,441
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$238,759
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		323,000	327,845
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		500,000	459,375

			$1,025,979
Network & Telecom - 1.3%
AT&T, Inc., 4.9%, 8/14/2037		$488,000	$489,028
AT&T, Inc., 4.25%, 6/01/2043	GBP	100,000	147,178
AT&T, Inc., 5.65%, 2/15/2047		$206,000	221,021
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	150,000	202,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
CenturyLink, Inc., 7.65%, 3/15/2042		$465,000	$404,550
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	245,271
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$885,000	917,081
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	529,005
Verizon Communications, Inc., 4.812%, 3/15/2039		323,000	325,696
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		745,000	778,614
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,285,000	1,291,425

			$5,551,830
Oil Services - 0.9%
Bristow Group, Inc., 6.25%, 10/15/2022		$976,000	$834,480
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025		440,000	446,600
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		945,000	774,900
Ensco PLC, 7.75%, 2/01/2026		740,000	699,300
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		310,000	302,972
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		1,105,000	1,067,706

			$4,125,958
Oils - 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$195,514
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	122,316
Phillips 66, 4.875%, 11/15/2044		$150,000	157,848

			$475,678
Other Banks & Diversified Financials - 0.7%
Arion Banki, 2.5%, 4/26/2019	EUR	100,000	$125,477
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,104,400
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	266,278
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	162,357
Citizens Bank N.A., 2.55%, 5/13/2021		$250,000	245,014
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	275,685
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)		113,000	128,185
ING Groep N.V., 3.95%, 3/29/2027		249,000	248,380
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	154,258
JSC Kazkommertsbank, 5.5%, 12/21/2022		$342,000	339,886

			$3,049,920
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$155,681

Pharmaceuticals - 0.7%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$522,642
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	51,689
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		710,000	628,350
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		315,000	260,663
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		650,000	575,250
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,045,000	916,988

			$2,955,582
Printing & Publishing - 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$954,000	$964,733

Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$359,306

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Healthcare - 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,470,000	$1,460,813
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,460,000	1,426,420

			$2,887,233
Real Estate - Office - 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$245,541
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	321,248
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	182,027

			$748,816
Real Estate - Other - 1.2%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,620,000	$1,632,150
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		845,000	847,113
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,263,250
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021		865,000	884,463
Starwood Property Trust, Inc., REIT, 4.75%, 3/15/2025 (n)		610,000	591,700

			$5,218,676
Restaurants - 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$850,000	$871,250
IRB Holding Corp., 6.75%, 2/15/2026 (n)		785,000	783,783
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,365,000	1,382,063

			$3,037,096
Retailers - 1.1%
Best Buy Co., Inc., 5.5%, 3/15/2021		$347,000	$368,909
Dollar Tree, Inc., 5.75%, 3/01/2023		1,270,000	1,319,213
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	297,000
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		1,280,000	1,257,600
Home Depot, Inc., 3%, 4/01/2026		310,000	300,661
Home Depot, Inc., 4.875%, 2/15/2044		200,000	224,980
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		1,265,000	1,271,325

			$5,039,688
Specialty Chemicals - 0.7%
A Schulman, Inc., 6.875%, 6/01/2023		$775,000	$821,500
Koppers, Inc., 6%, 2/15/2025 (n)		705,000	729,675
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,430,000	1,485,413

			$3,036,588
Specialty Stores - 0.4%
Group 1 Automotive, Inc., 5%, 6/01/2022		$1,455,000	$1,484,100
PetSmart, Inc., 7.125%, 3/15/2023 (n)		665,000	423,871

			$1,907,971
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$1,570,000	$1,446,363
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	150,000	184,789
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	150,000	182,433
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	221,240

			$2,034,825
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$133,474
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	175,934
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	240,835

			$550,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - 3.2%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$1,070,000	$997,775
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		1,340,000	1,179,200
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	465,081
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	151,434
Digicel Group Ltd., 6%, 4/15/2021 (n)		967,000	929,529
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	555,520
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	1,070,938
SBA Communications Corp., 4%, 10/01/2022 (n)		1,190,000	1,166,200
SBA Communications Corp., 4.875%, 9/01/2024		350,000	345,625
SBA Tower Trust, 2.898%, 10/11/2044 (n)		220,000	220,642
Sprint Corp., 7.875%, 9/15/2023		1,065,000	1,102,275
Sprint Corp., 7.125%, 6/15/2024		1,240,000	1,231,444
Sprint Corp., 7.625%, 3/01/2026		405,000	403,522
Sprint Nextel Corp., 6%, 11/15/2022		1,395,000	1,377,563
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	644,213
T-Mobile USA, Inc., 5.125%, 4/15/2025		815,000	823,150
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	831,188
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	710,638

			$14,205,937
Telephone Services - 0.5%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	150,000	$185,260
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	388,050
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,215,000	1,205,888
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	218,743

			$1,997,941
Tobacco - 0.2%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	$184,151
Reynolds American, Inc., 8.125%, 6/23/2019		$92,000	98,207
Reynolds American, Inc., 4.45%, 6/12/2025		415,000	427,217
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	134,391

			$843,966
Transportation - Services - 0.7%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$312,867
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	150,000	183,611
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	200,000	229,773
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	322,886
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	150,000	185,272
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	170,249
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$575,000	469,703
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	125,775
Rumo Luxembourg Sarl, 5.875%, 1/18/2025 (n)		254,000	251,460
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	536,000
Transurban Finance Co., 1.75%, 3/29/2028	EUR	200,000	246,726

			$3,034,322
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$2,441,000	$2,979,450
U.S. Treasury Bonds, 5.375%, 2/15/2031		286,200	361,998
U.S. Treasury Bonds, 4.5%, 2/15/2036		1,082,000	1,310,911
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,363,643
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		1,345,200	1,348,143
U.S. Treasury Bonds, 3.625%, 2/15/2044		771,000	840,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 3%, 5/15/2047		$470,000	$458,066
U.S. Treasury Notes, 0.75%, 10/31/2018		14,000,000	13,887,344
U.S. Treasury Notes, 1.25%, 12/15/2018		9,000,000	8,945,156
U.S. Treasury Notes, 0%, 1/31/2019		4,461,000	4,379,341
U.S. Treasury Notes, 0.875%, 5/15/2019		9,000,000	8,864,648
U.S. Treasury Notes, 2%, 1/31/2020		609,000	606,122
U.S. Treasury Notes, 1.75%, 5/15/2022		6,618,000	6,399,037
U.S. Treasury Notes, 2.125%, 12/31/2022		6,830,000	6,668,054
U.S. Treasury Notes, 2.25%, 11/15/2025		1,486,000	1,425,457

			$60,837,519
Utilities - Electric Power - 2.9%
Calpine Corp., 5.5%, 2/01/2024		$1,765,000	$1,652,481
Calpine Corp., 5.75%, 1/15/2025		930,000	871,875
Calpine Corp., 5.25%, 6/01/2026 (n)		695,000	674,150
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	316,588
Covanta Holding Corp., 5.875%, 3/01/2024		995,000	997,488
Covanta Holding Corp., 5.875%, 7/01/2025		1,215,000	1,208,925
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	247,924
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	302,348
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	210,467
EDP Finance B.V., 2%, 4/22/2025	EUR	100,000	127,534
Emera U.S. Finance LP, 2.7%, 6/15/2021		$98,000	96,134
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	107,816
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		442,000	450,590
Engie Energia Chile S.A., 5.625%, 1/15/2021		757,000	801,591
Exelon Corp., 3.497%, 6/01/2022		151,000	150,791
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	163,344
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$377,000	368,755
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,390,000	1,370,888
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		1,385,000	1,426,273
PPL Capital Funding, Inc., 3.1%, 5/15/2026		340,000	322,438
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	263,637
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (z)		199,000	200,493
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	471,420

			$12,803,950
Total Bonds			$525,900,657

Floating Rate Loans (g)(r) - 0.4%
Computer Software - Systems - 0.1%
Sabre GLBL, Inc., Term Loan B, 3.89%, 2/22/2024		$236,220	$236,884

Consumer Products - 0.0%
Spectrum Brands, Inc., Term Loan B, 3.74%, 6/23/2022		$128,902	$129,296

Entertainment - 0.2%
Cedar Fair LP, Term Loan B, 3.89%, 4/13/2024		$317,611	$319,861
Six Flags Theme Parks, Inc., Term Loan B, 3.61%, 6/30/2022		331,400	333,057

			$652,918
Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 4.39%, 6/24/2021		$554,534	$557,769
Total Floating Rate Loans			$1,576,867

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)	8,177	$270,904

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	615	$546,993
Total Common Stocks		$817,897

Investment Companies (h) - 0.0%
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.52% (v)	4,700	$4,700

Other Assets, Less Liabilities - (20.7)%		(90,553,122)
Net Assets - 100.0%		$437,746,999

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,700 and $528,295,421, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,064,654, representing 40.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$1,694
Apex Tool Group LLC, 9%, 2/15/2023	2/09/18	820,000	817,950
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.166%, (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	441,196	395,777
Dominican Republic, 6.5%, 2/15/2048	2/08/18	150,000	155,625
First Quantum Minerals Ltd., 6.5%, 3/01/2024	2/20/18	350,000	347,813
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,191	132,934
Octagon Investment Partners XV, Ltd., CLO, FLR, 3.07%, (LIBOR-3mo. + 1.4%), 1/25/2031	2/07/18	1,050,000	1,050,000
Petroleos Mexicanos, 5.35%, 2/12/2028	2/01/18	33,000	32,439
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	238,072	228,432
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	184,251	203,295
TerraForm Global Operating LLC, 6.125%, 3/01/2026	2/08/18	199,000	200,493
WMG Acquisition Corp., 5.5%, 4/15/2026	2/28/18	225,000	225,000
Total Restricted Securities			$3,791,452
% of Net assets			0.9%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Insurers
NATL	National Public Finance Guarantee Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 2/28/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
DKK	31,438	USD	5,082	Citibank N.A.	3/28/2018	$80
EUR	1,811,803	USD	2,214,810	Deutsche Bank AG	3/28/2018	18
EUR	452,000	USD	546,172	Goldman Sachs International	3/28/2018	6,373
GBP	133,000	USD	180,477	JPMorgan Chase Bank N.A.	3/28/2018	2,848
JPY	263,000,000	USD	2,378,428	JPMorgan Chase Bank N.A.	3/28/2018	91,206
MXN	3,219,094	USD	165,173	Goldman Sachs International	3/28/2018	4,872
NOK	37,054,912	USD	4,574,971	JPMorgan Chase Bank N.A.	3/28/2018	121,227
NZD	3,158,494	USD	2,260,064	Deutsche Bank AG	3/28/2018	17,309
USD	1,321,750	EUR	1,060,000	Barclays Bank PLC	3/28/2018	25,959
USD	233,356	NOK	1,830,000	Barclays Bank PLC	3/28/2018	1,429
USD	989,822	EUR	795,847	Brown Brothers Harriman	3/26/2018	17,104
USD	520,394	CAD	649,000	Brown Brothers Harriman	3/28/2018	14,359
USD	1,093,117	CAD	1,380,000	Citibank N.A.	3/28/2018	17,112
USD	216,856	EUR	177,000	Citibank N.A.	3/28/2018	483
USD	1,087,478	HKD	8,488,000	Citibank N.A.	3/28/2018	2,083
USD	265,477	NZD	365,000	Citibank N.A.	3/28/2018	2,301
USD	415,493	SEK	3,276,000	Citibank N.A.	3/28/2018	19,379
USD	548,434	ZAR	6,426,223	Citibank N.A.	3/28/2018	5,661
USD	772,555	AUD	977,000	Deutsche Bank AG	3/28/2018	13,697
USD	8,365,601	CAD	10,414,002	Deutsche Bank AG	3/28/2018	245,661

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	1,343,241	GBP	959,000	Deutsche Bank AG	3/28/2018	$21,374
USD	1,101,030	HKD	8,597,000	Deutsche Bank AG	3/28/2018	1,698
USD	617,418	NZD	849,000	Deutsche Bank AG	3/28/2018	5,263
USD	977,351	SEK	7,886,000	Deutsche Bank AG	3/28/2018	23,823
USD	3,803,791	AUD	4,852,978	Goldman Sachs International	3/28/2018	34,371
USD	750,249	NOK	5,868,000	Goldman Sachs International	3/28/2018	6,561
USD	1,205,678	NZD	1,650,000	Goldman Sachs International	3/28/2018	15,977
USD	3,377,237	INR	220,000,000	JPMorgan Chase Bank N.A.	3/15/2018	5,334
USD	3,655,691	AUD	4,651,239	JPMorgan Chase Bank N.A.	3/28/2018	42,966
USD	854,248	GBP	610,000	JPMorgan Chase Bank N.A.	3/28/2018	13,437
USD	1,779,077	NOK	13,950,000	JPMorgan Chase Bank N.A.	3/28/2018	11,108
USD	1,325,802	NZD	1,823,000	JPMorgan Chase Bank N.A.	3/28/2018	11,362
USD	4,055,540	SEK	32,611,000	JPMorgan Chase Bank N.A.	3/28/2018	112,412
USD	10,919	ZAR	127,895	JPMorgan Chase Bank N.A.	3/28/2018	117
USD	2,231,892	AUD	2,791,000	Merrill Lynch International	3/28/2018	64,058
USD	2,184,440	CHF	2,040,000	Merrill Lynch International	3/28/2018	19,242
USD	581,056	NOK	4,536,000	UBS AG	3/28/2018	6,180

						$1,004,444

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	2,911,000	USD	2,332,966	JPMorgan Chase Bank N.A.	3/28/2018	$(71,925)
CAD	282,000	USD	225,294	Goldman Sachs International	3/28/2018	(5,415)
CHF	1,158,000	USD	1,243,620	Citibank N.A.	3/28/2018	(14,552)
CHF	1,032,000	USD	1,110,457	Goldman Sachs International	3/28/2018	(15,121)
EUR	2,659,813	USD	3,306,827	Deutsche Bank AG	3/28/2018	(55,354)
EUR	254,750	USD	315,182	Goldman Sachs International	3/28/2018	(3,764)
EUR	2,129,344	USD	2,604,592	JPMorgan Chase Bank N.A.	3/28/2018	(1,588)
GBP	103,000	USD	142,350	BNP Paribas SA	3/28/2018	(376)
GBP	3,424,000	USD	4,794,452	Citibank N.A.	3/28/2018	(74,880)
GBP	241,188	USD	335,633	Deutsche Bank AG	3/28/2018	(3,184)
HKD	17,074,000	USD	2,186,833	JPMorgan Chase Bank N.A.	3/28/2018	(3,512)
INR	220,000,000	USD	3,421,452	JPMorgan Chase Bank N.A.	3/15/2018	(49,549)
KRW	18,240,500	USD	17,053	JPMorgan Chase Bank N.A.	3/22/2018	(205)
NOK	1,839,000	USD	237,967	Deutsche Bank AG	3/28/2018	(4,899)
NOK	4,279,000	USD	545,668	Goldman Sachs International	3/28/2018	(3,364)
NOK	14,588,000	USD	1,875,516	JPMorgan Chase Bank N.A.	3/28/2018	(26,689)
NZD	6,737,000	USD	4,949,355	Goldman Sachs International	3/28/2018	(91,768)
SEK	18,572,119	USD	2,315,628	Deutsche Bank AG	3/28/2018	(69,999)
USD	20,116,529	JPY	2,254,388,943	Barclays Bank PLC	3/28/2018	(1,052,732)
USD	8,298,366	GBP	6,101,919	Deutsche Bank AG	3/28/2018	(112,396)
USD	1,255,798	JPY	138,894,000	Deutsche Bank AG	3/28/2018	(48,450)
USD	2,401,615	NOK	19,000,000	Deutsche Bank AG	3/28/2018	(6,372)
USD	2,598,673	EUR	2,163,285	Goldman Sachs International	3/28/2018	(45,822)
USD	52,372	GBP	38,000	Goldman Sachs International	3/28/2018	(6)
USD	164,428	MXN	3,219,000	Goldman Sachs International	3/28/2018	(5,612)
USD	78,190	CHF	75,918	JPMorgan Chase Bank N.A.	3/28/2018	(2,387)
USD	43,115,896	EUR	35,841,707	JPMorgan Chase Bank N.A.	3/28/2018	(698,600)
USD	985,671	JPY	109,021,000	JPMorgan Chase Bank N.A.	3/28/2018	(38,063)
USD	1,476,842	NZD	2,059,646	JPMorgan Chase Bank N.A.	3/28/2018	(8,227)
USD	63,029	SGD	83,859	JPMorgan Chase Bank N.A.	3/28/2018	(294)
USD	1,617,145	ZAR	20,199,761	JPMorgan Chase Bank N.A.	3/28/2018	(88,971)
ZAR	3,595,000	USD	307,188	JPMorgan Chase Bank N.A.	3/28/2018	(3,546)

						$(2,607,622)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Long Gilt 10 yr	Long	GBP	35	$5,834,177	June - 2018	$6,623
U.S. Treasury Ultra Bond	Long	USD	23	3,585,125	June - 2018	10,875
U.S. Treasury Note 2 yr	Short	USD	23	4,886,781	June - 2018	3,513
U.S. Treasury Ultra Note 10 yr	Short	USD	52	6,659,250	June - 2018	5,499
U.S. Treasury Note 10 yr	Short	USD	379	45,497,766	June - 2018	25,771

						$52,281

Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	22	$3,517,114	March - 2018	$(40,023)
Euro-Buxl 30 yr	Long	EUR	5	985,394	March - 2018	(37,588)
Euro-Bund 10 yr	Long	EUR	7	1,361,618	March - 2018	(32,981)
U.S. Treasury Note 5 yr	Long	USD	30	3,417,891	June - 2018	(6,215)
Canada Bond 10 yr	Short	CAD	12	1,231,421	June - 2018	(9,483)
U.S. Treasury Bond 30 yr	Short	USD	26	3,729,375	June - 2018	(4,482)

						$(130,772)

At February 28, 2018, the fund had cash collateral of $2,430,000 and other liquid securities with an aggregate value of $696,963 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/18 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$546,993	$546,993
Colombia	270,904	—	—	270,904
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	60,837,520	—	60,837,520
Non-U.S. Sovereign Debt	—	90,882,078	—	90,882,078
Municipal Bonds	—	114,441	—	114,441
U.S. Corporate Bonds	—	270,758,717	—	270,758,717
Residential Mortgage-Backed Securities	—	20,866,170	—	20,866,170
Commercial Mortgage-Backed Securities	—	1,950,168	—	1,950,168
Asset-Backed Securities (including CDOs)	—	8,031,336	—	8,031,336
Foreign Bonds	—	72,460,227	—	72,460,227
Floating Rate Loans	—	1,576,867	—	1,576,867
Mutual Funds	4,700	—	—	4,700
Total Investments	$275,604	$527,477,524	$546,993	$528,300,121

Other Financial Instruments
Futures Contracts – Assets	$52,281	$—	$—	$52,281
Futures Contracts – Liabilities	(130,772)	—	—	(130,772)
Forward Foreign Currency Exchange Contracts – Assets	—	1,004,444	—	1,004,444
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,607,622)	—	(2,607,622)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/17	$546,993
Change in unrealized appreciation (depreciation)	—
Balance as of 2/28/18	$546,993

At February 28, 2018, the fund held one level 3 security.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		5,804,640	51,089,850	(56,889,790)	4,700

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(410)	$138	$—	$20,717	$4,700

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.